Note 32 - Common Shares - Parenthetical Information (Detail: Text Values) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Parenthetical Information Note 34
Nominal value of each share derived by dividing the total amount of share capital by the number of shares	€ 2.56
Authorized capital available to the Management Board	€ 2,560,000,000
Authorized capital to increase share capital by issuing new share for cash and noncash	512,000,000
Authorized capital to increase share capital by issuing new share for cash	2,048,000,000
Conditional Capital with expiration date for the issuance of conversion and/or option rights by April 30, 2017	512,000,000
Conditional Capital with expiration date for the issuance of conversion and/or option rights by April 30, 2019	51,200,000
Capital reserves of the Group	40,500,000,000	€ 40,200,000,000
Capital reserves of the parent company Deutsche Bank AG according to paragraph 272 section 2 HGB German GAAP	€ 22,700,000,000	€ 42,000,000,000